SHARE OF INCOME / (LOSS) OF JOINT-VENTURES - Narrative (Details)	Jan. 10, 2019
Constellium Bowling Green LLC
Disclosure of investments accounted for using equity method [line items]
Percentage of voting equity interest acquired	49.00%